Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 8,251	$ 7,688	$ 7,421
Right-of-use assets	666	647
Goodwill	11,845	11,668	11,707
Intangible assets	20,947	20,833	21,959
Derivative financial instruments	171	61	157
Investments in associates and joint ventures	39	58	89
Other investments	1,108	1,401	833
Other receivables	720	740	515
Deferred tax assets	3,438	2,718	2,379
Total non-current assets	47,185	45,814	45,060
Current assets
Inventories	4,024	3,193	2,890
Trade and other receivables	7,022	5,761	5,574
Other investments	160	849	849
Derivative financial instruments	142	36	258
Income tax receivable	364	285	207
Cash and cash equivalents	7,832	5,369	4,831
Assets held for sale	0	70	982
Total current assets	19,544	15,563	15,591
Total assets	66,729	61,377	60,651
Current liabilities
Interest-bearing loans and borrowings	(2,194)	(1,822)	(1,754)
Lease liabilities	(192)	(188)
Trade and other payables	(15,785)	(13,987)	(12,841)
Derivative financial instruments	(33)	(36)	(27)
Provisions	(976)	(723)	(506)
Income tax payable	(1,127)	(1,361)	(1,164)
Current liabilities	(20,307)	(18,117)	(16,292)
Non-current liabilities
Interest-bearing loans and borrowings	(17,505)	(15,730)	(17,359)
Lease liabilities	(489)	(487)
Derivative financial instruments	(2)	(18)	(4)
Deferred tax liabilities	(2,918)	(2,490)	(3,286)
Retirement benefit obligations	(3,202)	(2,807)	(2,511)
Provisions	(584)	(841)	(385)
Other payables	(6,084)	(6,291)	(6,770)
Total non-current liabilities	(30,784)	(28,664)	(30,315)
Total liabilities	(51,091)	(46,781)	(46,607)
Net assets	15,638	14,596	14,044
Equity
Share capital	328	328	317
Share premium account	7,971	7,941	4,427
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,423	1,445	1,440
Retained earnings	5,299	2,812	5,683
Total equity attributable to owners of parent	15,622	13,127	12,468
Non-controlling interests	16	1,469	1,576
Total equity	$ 15,638	$ 14,596	$ 14,044